Real Estate Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of purchase price allocation
The following table summarizes the purchase price allocation:

June 30, 2012
Land	$15,643,667
Building and improvements	40,871,535
Acquired in-place leases	9,162,143
Acquired above-market leases	11,054
Acquired below-market leases	(1,406,285)
Total purchase price	$64,282,114

Business acquisition, pro forma information
The table below presents the Company’s estimated revenue and net income, on a pro forma basis, for the three and six months ended June 30, 2012 and 2011, respectively.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Pro forma basis (unaudited):
Revenue	1,299,388	1,299,388	2,598,776	2,598,776
Net income (loss)	247,423	326,083	639,319	(1,309,087)